(LOSS) PER SHARE (Tables)	6 Months Ended
Sep. 30, 2021
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended September 30,		Six Months Ended September 30,
	2021	2020	2021	2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(2,975)	$(2,455)	$(6,041)	$(3,151)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,332	11,686	12,776	11,411
Basic and diluted (loss) per share (Actual)	$(0.22)	$(0.21)	$(0.47)	$(0.28)

Schedule of Anti-Dilutive effect on Loss Per Share

	As of September 30,
	2021	2020
Stock options	868,000	2,980
Restricted stock units	243,000	–
Warrants	36,147	–